17. TRADE ACCOUNTS PAYABLE (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Payable Narratives Abstract
Trade accounts payable related to supply chain financing	R$ 1,435,025	R$ 1,301,304